Schedule III Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information
Deferred Policy Acquisition Costs	$ 8,937	$ 9,431	$ 27,935
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits	125,462	122,419	201,387
Reserve for Unearned Premiums	23,465	23,803	21,363
Policy and Contract Claims	911	712	3,291
Premiums and Policy Fees	41,695	48,029	51,239
Net Investment Income	14,755	20,934	18,992
Losses and Loss Expenses Incurred, Benefits	37,895	45,874	50,015
Amortization of Deferred Policy Acquisition Costs	5,487	5,821	6,670
Other Operating Expenses	8,463	10,164	9,815
Net Premiums Written	35,641	32,368	34,845
General Insurance
Supplementary Insurance Information
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits	3,180	3,220	2,660
Mortgage Guaranty
Supplementary Insurance Information
Deferred Policy Acquisition Costs	25	32	66
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits	3,104	3,907	5,769
Reserve for Unearned Premiums	229	230	657
Premiums and Policy Fees	792	975	1,030
Net Investment Income	132	1,941	1,988
Losses and Loss Expenses Incurred, Benefits	834	500	2,869
Amortization of Deferred Policy Acquisition Costs	21	26	56
Other Operating Expenses	167	245	(56)
Net Premiums Written	801	756	909
Divested Businesses
Supplementary Insurance Information
Deferred Policy Acquisition Costs			17,439
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits			88,678
Reserve for Unearned Premiums			7
Policy and Contract Claims			2,074
Premiums and Policy Fees		9,266	12,547
Net Investment Income		3,963	5,573
Losses and Loss Expenses Incurred, Benefits		8,719	12,644
Amortization of Deferred Policy Acquisition Costs		814	1,010
Other Operating Expenses		1,821	2,603
Net Premiums Written			3,283
Chartis
Supplementary Insurance Information
Deferred Policy Acquisition Costs	2,375	2,099	1,919
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits	91,686	90,026	79,617
Reserve for Unearned Premiums	23,236	23,573	20,699
Policy and Contract Claims	26	21
Premiums and Policy Fees	35,689	32,521	32,261
Net Investment Income	4,348	4,392	3,292
Losses and Loss Expenses Incurred, Benefits	27,949	27,867	25,362
Amortization of Deferred Policy Acquisition Costs	4,324	3,894	4,316
Other Operating Expenses	6,546	6,208	5,310
Net Premiums Written	34,840	31,612	30,653
SunAmerica Financial Group
Supplementary Insurance Information
Deferred Policy Acquisition Costs	6,502	7,258	8,462
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits	30,607	28,192	27,350
Policy and Contract Claims	880	686	1,217
Premiums and Policy Fees	5,217	5,230	5,327
Net Investment Income	9,882	10,768	9,553
Losses and Loss Expenses Incurred, Benefits	9,110	8,749	9,097
Amortization of Deferred Policy Acquisition Costs	1,142	1,086	1,287
Other Operating Expenses	2,085	2,207	2,193
Other Operations
Supplementary Insurance Information
Deferred Policy Acquisition Costs	35	42	49
Liability for Unpaid Claims and Claims Adjustment Expense, Future Policy Benefits	65	294	(27)
Policy and Contract Claims	5	5
Premiums and Policy Fees	(3)	37	74
Net Investment Income	393	(130)	(1,414)
Losses and Loss Expenses Incurred, Benefits	2	39	43
Amortization of Deferred Policy Acquisition Costs		1	1
Other Operating Expenses	$ (335)	$ (317)	$ (235)